Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 5,119,887	$ 4,727,430
Trade and other receivables	968,926	1,683,305
Inventories	544,341	497,902
Other current assets	49,290	141,800
Total Current Assets	6,682,444	7,050,437
Non-Current Assets
Plant and equipment	17,140	20,384
Inventories	1,862,063	2,171,867
Total Non-Current Assets	1,879,203	2,192,251
TOTAL ASSETS	8,561,647	9,242,688
Current Liabilities
Trade and other payables	1,091,919	689,326
Employee benefit obligations	103,612	114,012
Total Current Liabilities	1,195,531	803,338
Non-Current Liabilities
Employee benefit obligations	14,980
Total Non-Current Liabilities	14,980
TOTAL LIABILITIES	1,210,511	803,338
NET ASSETS	7,351,136	8,439,350
EQUITY
Issued capital	60,511,326	58,372,043
Reserves	3,700,333	2,606,722
Accumulated losses	(56,860,523)	(52,539,415)
TOTAL EQUITY	$ 7,351,136	$ 8,439,350